Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB Active ETFs, Inc.
Entity Central Index Key	0001496608
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000261013
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Opportunities ETF
Trading Symbol	EMOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Emerging Markets Opportunities ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Additional Information [Text Block]	Fund
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/EMOP-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Emerging Markets Opportunities ETF	$48	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99% [1]
AssetsNet	$ 1,482,511,947
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 5,692,204
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$1,482,511,947
# of Portfolio Holdings	63
Portfolio Turnover Rate	70%
Total Advisory Fees Paid (Net)	$5,692,204

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	32.9%
Financials	17.6%
Consumer Discretionary	11.9%
Energy	8.9%
Materials	8.6%
Industrials	6.4%
Health Care	4.3%
Communication Services	4.2%
Real Estate	2.9%
Consumer Staples	1.0%
Short-Term Investments	1.0%
Other assets less liabilities	0.3%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	24.6%
Taiwan	20.3%
South Korea	15.0%
Brazil	9.8%
India	7.9%
Poland	5.6%
United Arab Emirates	4.9%
Chile	2.6%
Mexico	2.5%
Malaysia	2.0%
Greece	1.7%
South Africa	1.3%
United States	0.5%
Russia	0.0%
Short-Term Investments	1.0%
Other assets less liabilities	0.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$231,965,798	15.6%
Samsung Electronics Co., Ltd. (GDR)	$108,530,884	7.3%
SK hynix, Inc. (GDR)	$59,805,980	4.0%
Delta Electronics, Inc.	$53,447,482	3.6%
ORLEN SA	$48,559,367	3.3%
Petroleo Brasileiro SA - Petrobras (Sponsored ADR)	$45,454,743	3.1%
ICICI Bank Ltd. (Sponsored ADR)	$44,240,204	3.0%
Itau Unibanco Holding SA - Class H (Sponsored ADR)	$41,593,761	2.8%
New Oriental Education & Technology Group, Inc. (ADR)	$41,540,823	2.8%
PetroChina Co., Ltd. - Class H	$38,578,353	2.6%
Total	$713,717,395	48.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund during the reporting period.

The Fund acquired the assets and assumed the liabilities of Emerging Markets Portfolio of Sanford C. Bernstein Fund, Inc. (the “Acquired Portfolio”) on January 23, 2026 (the “Acquisition”).  The Acquired Portfolio is the accounting survivor of the Acquisition.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the reporting period.

[1]	Annualized